Investment Objectives and Goals	Dec. 31, 2025
FRANKLIN MUTUAL BEACON FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual Beacon Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, which may occasionally be short term. The secondary goal is income.
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual Global Discovery Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual International Value Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, which may occasionally be short term. The secondary goal is income.
FRANKLIN MUTUAL QUEST FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual Quest Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, which may occasionally be short term. The secondary goal is income.
FRANKLIN MUTUAL SHARES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Mutual Shares Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation, which may occasionally be short term. The secondary goal is income.